SEGMENT INFORMATION	12 Months Ended
Dec. 31, 2017
SEGMENT INFORMATION
SEGMENT INFORMATION

12.SEGMENT INFORMATION

The Group’s chief operating decision maker has been identified as the Chief Executive Officer who reviews the consolidated results of operation when making decisions about allocating resources and assessing performance of the Group. The Group operates and manages its business as a single segment.

All of the Group’s revenue for the years ended December 31, 2015, 2016 and 2017 were generated from the PRC.

As of December 31, 2016 and 2017, respectively, all of long-lived assets of the Group were located in the PRC.